Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2021	172,093,650	$0.0611
Granted	22,228,550	$0.1642
Exercised	(31,670,950)	$0.0513
Forfeited or expired	(7,253,450)	$0.1133

Outstanding Options, December 31, 2021	155,397,800	$0.0755	3.61	$4,678,202

Vested and Expected to Vest Options on December 31, 2021	144,959,889	$0.0716	3.37	$4,587,846

Exercisable Options on December 31, 2021	114,962,150	$0.0588	2.47	$4,198,094

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices	Outstanding	Life	Price	and Vested	Price

$0.0265 - $0.0314	39,467,850	2.85	$0.0309	37,170,250	$0.0309
$0.0318 - $0.0506	37,634,950	3.13	$0.0410	31,750,250	$0.0424
$0.0612 - $0.0800	35,893,450	0.87	$0.0779	35,700,500	$0.0780
$0.1270 - $0.1790	42,401,550	7.06	$0.1454	10,341,150	$0.1428

Balance, December 31, 2021	155,397,800	3.61	$0.0755	114,962,150	$0.0588

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options			Employee Stock Purchase Plan
	Years Ended December 31			Years Ended December 31
	2021	2020	2019	2021	2020	2019

Risk-free interest rate	0.45%-0.92%	0.21%-1.32%	1.39%-2.43%	0.04%-0.07%	0.09%-1.57%	1.52%-2.43%
Expected life (in years)	5	5	5	0.25-0.26	0.25-0.26	0.25-0.26
Volatility	54%-56%	42%-52%	42%	47%-97%	37%-104%	44%-58%
Dividend	-	-	-	-	-	-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
		Weighted
	Number of	Average
	Outstanding	Grant-Date
	RSUs	Fair Value

Nonvested on January 1, 2021	92,341,800	$0.0314
Granted	34,486,900	$0.1287
Vested	(34,819,500)	$0.0335
Forfeited and expired	(2,682,500)	$0.0407

Nonvested on December 31, 2021	89,326,700	$0.0679

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	155,397,800
Outstanding RSUs	89,326,700
Shares reserved for future Awards grants	96,195,700
Shares reserved for Employee Stock Purchase Plan	12,443,150

Total	353,363,350